Capital Commitments - Additional information (Details) $ / shares in Units, £ in Thousands, $ in Millions	Oct. 05, 2021 GBP (£) shares	Oct. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitment costs incurred			£ 9,697	£ 6,459
Capital commitments			906	11,750
Gates Foundation, Pandemic Preparedness Program
Disclosure of attribution of expenses by nature to their function [line items]
Commitment | $		$ 70
Commitment, term	4 years	4 years
Capital commitments			£ 41,789	£ 45,027
Private Placement | Gates Foundation, Pandemic Preparedness Program
Disclosure of attribution of expenses by nature to their function [line items]
Gross proceeds from issue of share capital relating to the Company's IPO and concurrent private placements	£ 25,743	$ 35
Private Placement | American Depositary Shares | Gates Foundation, Pandemic Preparedness Program
Disclosure of attribution of expenses by nature to their function [line items]
Stock issued during period, shares, new issues (in shares) | shares	1,590,909	1,590,909
Price per share (USD per share) | $ / shares		$ 22.00